Intangible Assets - Intellectual Property	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 4. Intangible Assets - Intellectual Property

On July 12, 2013, the Company, together with its wholly owned subsidiary, RenovaCare Sciences, entered into an asset purchase agreement with Dr. Jörg Gerlach, MD, PhD, pursuant to which RenovaCare Sciences purchased all of Dr. Gerlach’s rights, title and interest in the Cell Deposition Device. The Company plans to further the development of the Cell Deposition Device and, if commercially viable, bring the product to market. This asset purchase agreement was amended on September 9, 2014 (the “Amended APA”). Pursuant to the terms of the Amended APA, upon the closing of the transaction in July 2013, the Company paid Dr. Gerlach $100,002. An additional $300,000 will be paid in four installments: (a) $100,000 on December 31, 2014; (b) $50,000 on December 31, 2015; (c) $50,000 on December 31, 2016; and (d) $100,000 on December 31, 2017.

At September 30, 2014, $100,000 of the amount payable to Dr. Gerlach was recorded as other current liabilities and $200,000 was recorded as other long term liabilities in the accompanying consolidated balance sheet.

As further consideration for the Cell Deposition Device, the Company issued to Dr. Gerlach a Series A Stock Purchase Warrant (the “Series A Warrant”) entitling him to purchase 1,200,000 shares (each a “Warrant Share”) of the Company’s common stock at an exercise price of $0.35 per share. Pursuant to the terms of the Amended APA, the Series A Warrant will now vest in five equal installments of 240,000 shares on each of July 12, 2014, July 12, 2015, July 12, 2016, July 12, 2017 and July 12, 2018. Vesting will no longer be contingent on the achievement of certain milestones and on Dr. Gerlach’s continuing to provide consulting services to the Company, but instead on passage of time. Prior to September 9, 2014, the effective date of the Amended APA, the value of the Series A Warrant was recognized as consulting expenses over the vesting term. In addition, the fair value of each Warrant Share was estimated at the end of each reporting period during which Dr. Gerlach rendered services using the Black-Scholes option pricing model. Effective September 9, 2014, the Company measured and expensed the value of the Series A Warrant in full and recorded this value as research and development costs. The fair value of each Warrant Share as of September 9, 2014, using the Black-Scholes option pricing model, was $0.91.

Assumptions required for the Black-Scholes model are as follows:

Weighted average risk-free interest rate	1.72%
Expected life in years	4.75 Years
Weighted Avg Expected Volatility	93.8%
Expected dividend yield	0%

Consulting expense associated with the Series A Warrant amounted to $115,840 and $311,173 during the three and nine months ended September 30, 2014. Research and development expense associated with the Series A Warrant amounted to $537,217 during both the three and nine months ended September 30, 2014. Consulting expense associated with the Series A Warrant during both the three and nine months ended September 30, 2013 was $54,668.

On July 12, 2013, the Company, together with its wholly owned subsidiary, RenovaCare Sciences, entered into an asset purchase agreement with Dr. Jörg Gerlach, MD, PhD, pursuant to which RenovaCare Sciences purchased all of Dr. Gerlach’s rights, title and interest in the Cell Deposition Device. The Company plans to further the development of the Cell Deposition Device, if commercially viable, bring the product to market. Pursuant to the terms of the Asset Purchase Agreement, upon the closing of the transaction, the Company paid Dr. Gerlach $100,002 and issued to Dr. Gerlach a Series A Stock Purchase Warrant (the “Series A Warrant”) entitling him to purchase 1,200,000 shares (each a “Warrant Share”) of the Company’s common stock, subject to vesting milestones through July 11, 2019, at an exercise price of $0.35 per share. Acquisition related costs amounted to $52,852 and were capitalized together with the cash payment. Additional costs capitalized during 2013, and which related to a wound cap technology, amounted to $10,000. At December 31, 2013, intangible assets amounted to $162,854.

The Series A Warrant was issued in exchange for services to be rendered in the future by Dr. Gerlach. An additional agreed upon cash sum amounting to $300,000 will be paid to Dr. Gerlach upon the Company attaining certain milestones related to the Regeneration Technology. The value of the Series A Warrant will be recognized as consulting expenses to the Company over the vesting term of the underlying warrant, subject to Dr. Gerlach providing ongoing consulting services to the Company with respect to the Regeneration Technology. As such, the measurement date for accounting purposes will be the date on which performance by Dr. Gerlach is completed. The fair value of each Warrant Share is estimated at the end of each reporting period during which Dr. Gerlach renders services using the Black-Scholes option pricing model. The fair value of each Warrant Share was approximately $0.87 as of December 31, 2013. Assumptions required for the Black-Scholes model are as follows:

2013
Weighted average risk-free interest rate	1.75%
Expected life in years	5.5 Years
Weighted Avg Expected Volatility	102.0%
Expected dividend yield	$0

Consulting expense associated with the Series A Warrant amounted to $237,971 during 2013.